Fair Value Measurements (Tables) - GIGCAPITAL5 INC [Member]	12 Months Ended
Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$—	$41,561,656

Liabilities:
Warrant liability	2	$7,950	$31,800

Note payable to related party at fair value	3	$1,506,389	$257,492

Schedule of Estimated Fair Value of Working Capital Note
The Working Capital Note was valued using a combination of the Black-Scholes option pricing model and present value method, which is considered to be a Level 3 fair value measurement. The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs at issuance for advances made under the Working Capital Note during the year ended December 31, 2023 and as of December 31, 2023 and 2022 for all advances made under the Working Capital Note:

Assumptions	At Issuance	As of December 31, 2023	As of December 31, 2022
Expected term	0.7 - 0.8	0.7	0.9
Volatility	65%	65.0%	65.0%
Risk free rate	4.5% - 5.5%	5.1%	4.7%
Discount rate	9.7% - 25.8%	11.3%	24.4% - 29.4%
Probability of conversion	25.0% - 55.0%	25.0%	65.0%

Schedule of Change in Fair Value of Warrant Liability and Working Capital Note
The following table presents information about the change in fair value of the Company’s Level 3 Working Capital Note during the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Fair value - beginning of period	$257,492	$—
Additions	1,240,000	260,000
Change in fair value	8,897	(2,508)

Fair value - end of period	$1,506,389	$257,492